UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:      12/31/00


Check here if Amendment   [ X  ] ;  Amendment Number:
This Amendment   (Check only one.) :  [ X  ] is a restatement.
                                      [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Charles D. Hyman
Address:   	4300 Marsh Landing Boulevard
		Suite 201
		Jacksonville Beach, FL  32250

Form 13F File Number  :    28-6349


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Robyn Cebulko
Title:	Operations Manager
Phone:	(904) 543-0360

Signature, Place, and Date of Signing:


    Robyn Cebulko             Jacksonville Beach, FL		  02/15/01
     [Signature]               [City, State]             	 [Date]


Report Type  (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[    ] 13F NOTICE.   (Check here if no holdings reported are in this
       report, and all holdings are reported by other reporting manager(s).)

[    ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Form 13F SUMMARY PAGE




Report Summary:


Number of Other Included Managers:		   	0

Form 13F Information Table Entry Total:		94

Form 13F Information Table Value Total:		$151,424 (thousands)


Amendment

**Please note that we have no investment discretion or voting authority over the Z-Tel Technologies Inc. position that we hold.




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE







                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

100ths Cpn Treasury            COM                               0 100000.000SH      SOLE               100000.000
Aes Corporation                COM              00130H105     2637 47622.000SH       SOLE                47622.000
Agilent Technologies Inc.      COM                            1836 33537.000SH       SOLE                33537.000
Allstate Corp Com              COM              020002101     2992 68694.000SH       SOLE                68694.000
America Online Inc Del Com     COM              02364J104     1169 33606.000SH       SOLE                33606.000
American International Group,  COM              026874107     3272 33200.292SH       SOLE                33200.292
American Natl Ins Co Com       COM              028591105      204 2800.000 SH       SOLE                 2800.000
Banc One Corp.                 COM              06423A103      205 5600.000 SH       SOLE                 5600.000
Bankamerica Corp.              COM              060505104     1470 32038.000SH       SOLE                32038.000
Barrick Gold Corp              COM              067901108      173 10570.000SH       SOLE                10570.000
Bellsouth                      COM              079860102      414 10122.999SH       SOLE                10122.999
Biotech Holders Trust          COM                             332 1950.000 SH       SOLE                 1950.000
Boeing                         COM              097023105     2440 36975.000SH       SOLE                36975.000
Bristol Myers Squibb           COM              110122108     4430 59920.000SH       SOLE                59920.000
British Petroleum Corporation  COM              055622104      488 10197.000SH       SOLE                10197.000
Cascade Natural Gas            COM              147339105      273 14525.000SH       SOLE                14525.000
Charles Schwab & Company       COM              808513105     1653 58246.000SH       SOLE                58246.000
Cisco Sys Inc Com              COM              17275R102     1472 38473.000SH       SOLE                38473.000
Citibank                       COM                             752 14732.234SH       SOLE                14732.234
Coca Cola                      COM              191216100      375 6161.212 SH       SOLE                 6161.212
Commercial Bancshares Florida  COM              201607108     3121 183568.000SH      SOLE               183568.000
Compass Bank                   COM              20449H109      973 40756.000SH       SOLE                40756.000
Constellation Energy           COM                            1553 34454.000SH       SOLE                34454.000
Daimler Benz\chrysler          COM              D1668R123      317 7703.000 SH       SOLE                 7703.000
Dell Corporation               COM              247025109      596 34200.000SH       SOLE                34200.000
Deluxe Corp Com                COM              248019101      273 10800.000SH       SOLE                10800.000
Emc Corp.                      COM              268648102      843 12675.000SH       SOLE                12675.000
Emerson Electric               COM              291011104     1355 17195.000SH       SOLE                17195.000
Exxon Corp                     COM              302290101     1702 19578.000SH       SOLE                19578.000
First Union Corporation        COM              337358105      772 27753.000SH       SOLE                27753.000
Florida Rock Industries        COM              341140101     3893 99494.000SH       SOLE                99494.000
Flowers Ind. Inc.              COM              343496105      763 48475.000SH       SOLE                48475.000
General Electric               COM              369604103     4679 97612.000SH       SOLE                97612.000
H J Heinz                      COM              423074103     2210 46586.000SH       SOLE                46586.000
Hewlett Packard                COM              428236103     3950 125157.640SH      SOLE               125157.640
Hilton Hotel Corporation       COM              432848109      194 18431.000SH       SOLE                18431.000
Home Depot                     COM              437076102     2770 60638.955SH       SOLE                60638.955
Hospital Corp Of America       COM              422915108      619 14057.000SH       SOLE                14057.000
Imx Pharmaceuticals Com New    COM              449730209        0 10000.000SH       SOLE                10000.000
Intel Corp.                    COM              458140100     3192 106169.000SH      SOLE               106169.000
International Business Machine COM              459200101     1680 19761.929SH       SOLE                19761.929
Ivax Corporation               COM              465823102      218 5704.000 SH       SOLE                 5704.000
Johnson & Johnson              COM              478160104     4458 42436.000SH       SOLE                42436.000
Laservision Tech.              COM              501803209       12 11500.000SH       SOLE                11500.000
Lindberg Corporation           COM              535171102      402 22400.000SH       SOLE                22400.000
Loch Harris Inc Com New        COM              539578203        2 25000.000SH       SOLE                25000.000
Lucent Technologies            COM              549463107      421 31153.000SH       SOLE                31153.000
MCI Worldcom Communications    COM              55268B106     1083 76994.000SH       SOLE                76994.000
Mcdonalds Corp.                COM              580135101      644 18948.470SH       SOLE                18948.470
Mellon Bank Corp               COM              585509102     4166 84688.000SH       SOLE                84688.000
Merck & Co. Inc.               COM              589331107     2416 25808.164SH       SOLE                25808.164
Microsoft Corporation          COM              594918104      301 6949.000 SH       SOLE                 6949.000
Motorola, Inc.                 COM              620076109     1227 60615.000SH       SOLE                60615.000
Nordstrom, Inc.                COM              655664100      509 27990.000SH       SOLE                27990.000
Northern Trust Bank            COM              665859104      245 3000.000 SH       SOLE                 3000.000
Park Place Entertainment       COM              700690100      294 24631.000SH       SOLE                24631.000
Patriot Transportation Holding COM                             300 20000.000SH       SOLE                20000.000
Pepsico Inc.                   COM              713448108     2878 58072.397SH       SOLE                58072.397
Pfizer                         COM              717081103     2582 56125.000SH       SOLE                56125.000
Phillips Petroleum Co.         COM              718507106     2442 42945.000SH       SOLE                42945.000
Post Properties Inc.           COM              737464107      828 22050.000SH       SOLE                22050.000
Procter & Gamble               COM              742718109      314 4000.000 SH       SOLE                 4000.000
Regency Group                  COM              758939102      304 12850.000SH       SOLE                12850.000
Royal Dutch Petroleum Co.      COM              780257804     2710 44750.000SH       SOLE                44750.000
SBC Communications             COM              78387G103     1214 25420.000SH       SOLE                25420.000
Safeco Corp.                   COM              786429100     1234 37550.000SH       SOLE                37550.000
Safeway Stores Inc.            COM              786514208     1724 27578.000SH       SOLE                27578.000
Sony Corporation               COM              835699307      952 13653.000SH       SOLE                13653.000
Sovereign Bancorp              COM              845905108      422 51990.000SH       SOLE                51990.000
Sprint Corp.                   COM              852061100      259 12758.000SH       SOLE                12758.000
St. Joe Corporation            COM              790148100      254 11525.000SH       SOLE                11525.000
Stein Mart, Inc.               COM              858375108      238 20460.000SH       SOLE                20460.000
Suntrust Banks Inc.            COM              867914103      974 15455.000SH       SOLE                15455.000
Synovus Financial Corp.        COM              87161C105      311 11555.000SH       SOLE                11555.000
Verizon Wireless               COM                            2754 54941.000SH       SOLE                54941.000
Vodafone Corp.                 COM              92857T107      885 24710.000SH       SOLE                24710.000
Wachovia Corp. New             COM              929771103     3348 57607.458SH       SOLE                57607.458
Wal-Mart Stores                COM              931142103      960 18066.000SH       SOLE                18066.000
Walt Disney                    COM              254687106      543 18758.000SH       SOLE                18758.000
Williams Companies             COM              969457100      224 5600.000 SH       SOLE                 5600.000
Winn Dixie                     COM              974280109      199 10273.000SH       SOLE                10273.000
Wyndham Intl Inc. Class A      COM                              17 10000.000SH       SOLE                10000.000
Z-Tel Technologies Inc.        COM                           38106 7345800.000SH     NONE              7345800.000
Dodge & Cox Balanced Fund                       256201104      435 6863.003 SH       SOLE                 6863.003
Gabelli Asset Fund                              362395105      358 10563.709SH       SOLE                10563.709
Janus Fund                                      471023101     1572 47230.662SH       SOLE                47230.662
Janus Twenty Fund Inc                           471023408      266 4856.565 SH       SOLE                 4856.565
Janus Worldwide Fund                            471023309      206 3628.018 SH       SOLE                 3628.018
Neuberger & Berman Guardian Fu                  641224209      709 47806.000SH       SOLE                47806.000
Rowe T Price Eqity Inc Sh Ben                   779547108      764 30961.879SH       SOLE                30961.879
T Rowe Price Intl                               77956H203      583 40162.140SH       SOLE                40162.140
Wellesley Income Fund                           921938106      326 16034.867SH       SOLE                16034.867
KN Energy Inc. 8.25 Exp. 11/30                                 375     5600 SH       SOLE                     5600
Protective Life Convertible Pf                                 407     7900 SH       SOLE                     7900